STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Net Cash Provided by (Used in) Operating Activities
Net Loss	$ (4,120,043)	$ (4,447,318)
Issuance of stock for services	0	750
Issuance of stock for Termination fee	0	5
Cancellation of stock issued for services	0	(15,220)
Depreciation	262	160
Stock-based compensation	691	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	953	(14,305)
(Increase) Decrease in Operating Assets
Prepaid expense and deposits - period	6,361	0
Accounts Receivable - Other	(8,000)	0
Increase (Decrease) in Operating Assets	(1,639)	0
Increase (Decrease) in Operating Liabilities
Accounts payable - period	(12,371)	951,180
Accrued expenses - period	4,026,178	3,409,791
Increase (Decrease) in Operating Liabilities	4,013,807	4,360,971
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	4,013,121	4,346,666
Net Cash Provided by (Used in) Operating Activities	(106,922)	(100,652)
Net Cash Provided by (Used in) Investing Activities
Bank indebtedness, for the period	0	(528)
Proceeds from related party loan	83,469	144,324
Repayment of related party loan	0	(27,579)
Due to related party	0	800
Net Cash Provided by (Used in) Financing Activities	83,469	117,017
Net Decrease in Cash	(23,453)	16,365
Cash, Beginning of Period	27,160	0
Cash, End of Period	$ 3,707	$ 16,365